History And Reorganization of The Group - Summary of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Total assets	¥ 237,023,009	¥ 349,262,807
Total liabilities	143,339,227	254,476,132
Consolidated affiliated entities and subsidiaries [member]
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Assets arising from inter-company transactions	9,200	10,328
Amount due from Group companies	2,313,929	2,412,424
Total assets	8,647,296	14,147,082
Amount due to Group companies	10,515,906	14,625,366
Total liabilities	¥ 11,574,782	¥ 16,951,253